Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Profit before tax	£ 493	£ 323	£ 177
Net finance costs/(income)	5	(52)	6
Depreciation and impairment – PPE, investment property and assets held for sale	90	136	241
Amortisation and impairment – software	123	125	117
Amortisation and impairment – acquired intangible assets	46	54	50
Other net gains and losses	13	(24)	(63)
Product development capital expenditure	(300)	(357)	(287)
Amortisation and impairment - product development	284	303	279
Share-based payment costs	40	35	28
Change in inventories	9	(34)	22
Change in trade and other receivables	(24)	33	(71)
Change in trade and other liabilities	(20)	(84)	37
Change in provisions for other liabilities and charges	(61)	50	14
Other movements	(16)	19	20
Net cash generated from operations	682	527	570
Interest paid	(60)	(57)	(67)
Tax (paid)/received	(97)	(109)	(177)
Net cash generated from/(used in) operating activities	525	361	326
Cash flows from investing activities
Acquisition of subsidiaries, net of cash acquired	(171)	(228)	(55)
Acquisition of joint ventures and associates	(5)	(5)	(10)
Purchase of investments	(8)	(12)	(4)
Purchase of property, plant and equipment and investment property	(30)	(57)	(64)
Purchase of intangible assets	(96)	(90)	(112)
Disposal of subsidiaries, net of cash disposed	(38)	333	83
Proceeds from disposal of investments	7	17	48
Proceeds from disposal of property, plant and equipment	5	14
Lease receivables repaid including disposals	15	18	21
Interest received	20	22	13
Dividends from joint ventures and associates		1
Net cash (used in)/generated from investing activities	(301)	13	(80)
Cash flows from financing activities
Proceeds from issue of ordinary shares	9	7	6
Buyback of equity	(186)	(353)
Purchase of treasury shares	(35)	(37)	(16)
Proceeds from borrowings	285
Repayment of borrowings	(285)	(171)	(167)
Repayment of lease liabilities	(84)	(93)	(88)
Dividends paid to company's shareholders	(154)	(156)	(149)
Dividends paid to non-controlling interest		(1)
Net cash used in financing activities	(450)	(804)	(414)
Effects of exchange rate changes on cash and cash equivalents	(8)	36	(8)
Net decrease in cash and cash equivalents	(234)	(394)	(176)
Cash and cash equivalents at beginning of year	543	937	1,113
Cash and cash equivalents at end of year	£ 309	£ 543	£ 937